Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0000776901
Registrant Name	INDEPENDENT BANK CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES